UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Alabama - 1.3%	$ 2,170	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50% due 1/01/2022	$ 2,342

California - 30.7%	1,300	California State, GO, 5.50% due 4/01/2014 (f)	1,493
	2,000	California State Public Works Board, Lease Revenue Bonds (Department of General Services - Capitol
		East End Complex), Series A, 5% due 12/01/2027 (a)	2,045
	5,955	California State, Various Purpose, GO, 5.25% due 12/01/2022 (d)	6,374
	1,800	East Side Union High School District, California, Santa Clara County, GO (Election of 2002), Series B,
		5% due 8/01/2027 (b)	1,849
	5,155	East Side Union High School District, California, Santa Clara County, GO (Election of 2002), Series D,
		5% due 8/01/2029 (g)	5,206
	2,565	Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5.50%
		due 9/01/2036 (a)	2,670
	4,325	Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%
		due 8/01/2037 (e)	4,495
	1,000	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
		(Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (e)	1,002
	1,265	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due 9/01/2030 (e)	1,303
	2,635	San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds, 5.66%
		due 12/01/2024 (e)(p)	1,087
	2,355	San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds, 5.66%
		due 12/01/2025 (e)(p)	912
	2,355	San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds, 5.66%
		due 12/01/2026 (e)(p)	859
	4,265	Santa Ana, California, Unified School District, GO, 5% due 8/01/2032 (e)	4,365
	3,145	Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50% due 7/01/2035 (d)	3,427
	4,540	Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25%
		due 9/01/2031 (h)	4,552
	2,180	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District
		Number 97-1), Series A, 5% due 9/01/2032 (d)	2,214
	2,800	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District
		Number 97-1), Series A, 5% due 9/01/2038 (d)	2,839

Portfolio Abbreviations
To simplify the listings of BlackRock MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
EDA	Economic Development Authority	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 3,600	Vista, California, COP (Community Projects), 5% due 5/01/2037 (e)	$ 3,616
	3,480	West Contra Costa, California, Unified School District, GO, Series C, 5% due 8/01/2021 (b)	3,710

Colorado - 6.6%	10,620	Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)	11,592

District of Columbia - 0.9%	1,500	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust Fund - New Communities
		Project), Series A, 5% due 6/01/2032 (e)	1,551

Florida - 23.2%	1,470	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%
		due 10/01/2039 (n)(o)	1,607
	2,100	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375%
		due 10/01/2049 (n)(o)	2,200
	3,300	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
		Series A, 5.25% due 7/01/2037	3,261
	4,515	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center
		Project), 5% due 8/15/2037 (d)	4,594
	2,500	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2,
		6% due 9/01/2040 (n)(o)	2,799
	3,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due 4/01/2032 (a)	3,030
	5,625	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT,
		Series A, 5% due 10/01/2040 (g)	5,360
	2,225	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24% due 10/01/2037 (e)(p)	461
	2,000	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%
		due 1/01/2037 (e)	2,019
	1,000	Okaloosa County, Florida, Water and Sewer Revenue Refunding Bonds, 5% due 7/01/2036 (d)	1,029
	1,500	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (b)	1,498
	3,850	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)	3,924
	4,295	Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5% due 10/01/2035 (e)	4,397
	2,275	South Florida Water Management District, COP, 5% due 10/01/2036 (a)	2,258
	1,210	University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5%
		due 11/01/2032 (b)	1,215
	1,290	University of North Florida Financing Corporation, Capital Improvement Revenue Bonds (Housing
		Project), 5% due 11/01/2037 (b)	1,292

Georgia - 2.4%	4,000	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (d)	4,232

Illinois - 13.6%	7,965	Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)	8,725
	200	Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, AMT, VRDN, Series A, 2.85%
		due 1/01/2029 (e)(i)	200
	1,100	Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, AMT, VRDN, Series B, 2.85%
		due 1/01/2029 (e)(i)	1,100
	1,000	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, Series A, 5%
		due 1/01/2031 (e)	1,000

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 8,000	Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Series A, 5%
		due 1/01/2033 (d)	$ 8,226
	4,500	Illinois State, GO, First Series, 6% due 1/01/2018 (b)	4,734
	45	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO,
		5.75% due 12/01/2019 (b)	48

Indiana - 3.4%	6,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5% due 1/01/2042 (e)	6,056

Louisiana - 3.8%	6,650	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2041 (b)	6,681

Massachusetts - 11.6%	3,375	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A,
		5% due 7/01/2035	3,431
	565	Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT, Series A, 5.15%
		due 6/01/2011 (e)	574
	2,440	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.50%
		due 7/01/2032 (d)	2,518
	5,600	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Lahey Clinic
		Medical Center), Series D, 5.25% due 8/15/2037	5,654
	8,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%
		due 8/15/2030 (d)	8,310

Michigan - 2.3%	2,035	Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (b)(f)	2,126
	400	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS, AMT,
		Series 858Z, 7.111% due 12/01/2011 (g)(j)(r)	418
	1,500	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison
		Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029 (g)	1,537

Minnesota - 2.5%	4,015	Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.65% due 2/01/2019 (e)	4,342

Missouri - 5.4%	2,000	Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct Deposit Program), 5.50%
		due 3/01/2018 (b)	2,110
	5,510	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50% due 3/01/2011 (d)(f)	6,006
	360	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50% due 3/01/2014 (d)	390
	405	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50% due 3/01/2015 (d)	438
	215	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50% due 3/01/2016 (d)	233
	280	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50% due 3/01/2017 (d)	302

New Jersey - 9.5%	3,800	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (l)	4,080
	6,700	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (e)	6,924
	5,500	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due 1/01/2030 (d)	5,715

New York - 16.6%	10,000	Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due 8/01/2009 (d)(f)	10,738
	4,000	New York City, New York, GO, Series E, 5% due 11/01/2017 (d)	4,418
	4,095	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25%
		due 10/15/2027 (a)	4,346
	4,000	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%
		due 10/15/2032 (a)	4,138

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 1,800	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York
		University), Series A, 5% due 7/01/2032 (a)	$ 1,870
	3,505	New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series D,
		5.25% due 10/01/2023 (e)	3,726

Oregon - 0.8%	1,400	Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds (Oregon Convention
		Center), Series A, 5.75% due 6/15/2015 (a)	1,504

Pennsylvania - 2.2%	3,900	Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education Revenue
		Bonds, Series O, 5.125% due 6/15/2024 (a)	3,905

Rhode Island - 4.7%	5,000	Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public Safety and
		Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(f)	5,407
	2,870	Rhode Island State Health and Educational Building Corporation Revenue Bonds (Rhode Island School
		of Design), Series D, 5.50% due 8/15/2031 (g)	2,959

South Carolina - 7.9%	1,525	Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue Refunding Bonds,
		Series A, 5.25% due 2/15/2025 (c)(e)	1,587
	2,000	South Carolina Jobs EDA, Hospital Revenue Bonds (Oconee Memorial Hospital Project), VRDN,
		Series A, 6% due 10/01/2036 (h)(i)	2,000
	10,000	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5% due 1/01/2042 (a)	10,253

Tennessee - 4.6%	1,665	Blount County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue
		Bonds, VRDN, Series A-1-C, 6% due 6/01/2017 (a)(i)	1,665
	1,600	Blount County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue
		Bonds, VRDN, Series A-1-E, 6% due 6/01/2022 (a)(i)	1,600
	455	Blount County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue
		Bonds, VRDN, Series A-5-B, 5% due 6/01/2028 (a)(i)	455
	2,300	Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.25%
		due 7/01/2022 (d)	2,336
	2,115	Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%
		due 1/01/2026 (d)	2,138

Texas - 1.6%	2,651	Houston, Texas, Community College System, Participation Interests, COP (Alief Center Project), 5.75%
		due 8/15/2022 (e)	2,737

Virginia - 0.9%	1,500	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%
		due 7/01/2031 (e)	1,525

Washington - 4.9%	4,000	Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (e)	4,258
	2,310	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds
		(Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)	2,350
	1,810	Snohomish County, Washington, Public Utility District Number 001, Electric Revenue Bonds, 5.50%
		due 12/01/2022 (d)	1,962

West Virginia - 2.9%	5,000	West Virginia State Housing Development Fund, Housing Finance Revenue Refunding Bonds,
		Series D, 5.20% due 11/01/2021 (e)	5,127

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Wisconsin - 0.3%	$ 500	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center of
		Southeastern Wisconsin Project), 5.50% due 6/01/2024	$ 519

Puerto Rico - 1.8%	300	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032	298
	1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	992
	1,870	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
		5.25% due 7/01/2036	1,845

		Total Municipal Bonds (Cost - $287,625) - 166.4%	293,215

		Municipal Bonds Transferred to Tender Option Bond Trusts (q)

Arkansas - 4.3%	7,420	Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds, Series C, 5.35% due
		12/01/2035 (c)(e)	7,525

Illinois - 2.6%	4,300	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%
		due 1/01/2029 (e)	4,555

Michigan - 2.7%	1,200	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
		Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (g)	1,227
	3,500	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
		Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (g)	3,587

Texas - 4.6%	8,000	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%, due 11/1/2033 (e)	8,137

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $25,879) - 14.2%	25,031

	Shares
	Held	Short-Term Securities

	1,021	Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (k)(m)	1,021

		Total Short-Term Securities (Cost - $1,021) - 0.6%	1,021

		Total Investments (Cost - $314,525*) - 181.2%	319,267
		Other Assets Less Liabilities - 1.9%	3,259
		Liability for Trust Certificates, Including Interest Expense Payable - (7.0%)	(12,301)
		Preferred Stock, at Redemption Value - (76.1%)	(134,054)

		Net Assets Applicable to Common Stock - 100.0%	$ 176,171

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 302,454

	Gross unrealized appreciation	$ 6,627
	Gross unrealized depreciation	(2,024)

	Net unrealized appreciation	$ 4,603

BlackRock MuniHoldings Insured Fund, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

(in Thousands)

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FHA Insured.

(d)	FSA Insured.

(e)	MBIA Insured.

(f)	Prerefunded.

(g)	XL Capital Insured.

(h)	Radian Insured.

(i)	Variable rate security. Rate shown is interest rate as of the report date.

(j)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1	$5

(l)	Assured Guaranty Insured.

(m)	Represents the current yield as of January 31, 2008.

(n)	FHLMC Collateralized.

(o)	FNMA/GNMA Collateralized.

(p)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(q)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	These securities are short-term floating rate certificates issued by the tender option bond trust and are secured by the underlying municipal bond securities.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniHoldings Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Insured Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Insured Fund, Inc.

Date: March 24, 2008